UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-02809 and 811-10095

Name of Fund:	BlackRock Advantage U.S. Total Market Fund, Inc. (Formerly BlackRock Value Opportunities Fund, Inc.) and Master Advantage U.S. Total Market LLC (Formerly Master Value Opportunities LLC)

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Advantage U.S. Total Market Fund, Inc. (Formerly BlackRock Value Opportunities Fund, Inc.) and Master Advantage U.S. Total Market LLC (Formerly Master Value Opportunities LLC), 55 East 52nd Street, New York, NY 10055

Registrants’ telephone number, including area code: (800) 441-7762

Date of fiscal year end: 03/31/2018

Date of reporting period: 12/31/2017

Item 1 – Schedule of Investments

Schedule of Investments (unaudited) December 31, 2017	BlackRock Advantage U.S. Total Market Fund. (Percentages shown are based on Net Assets)

Security	Value
Mutual Fund — 100.2%
Master Advantage U.S. Market Fund LLC	$561,434,621

Total Investments — 100.2% (Cost: $535,898,701)	561,434,621
Liabilities in Excess of Other Assets — (0.2)%	(949,001)

Net Assets — 100.0%	$560,485,620

BlackRock Advantage U.S. Total Market Fund, Inc. (the “Fund”) seeks to achieve its investment objective by investing all of its assets in Master Advantage U.S. Market Fund LLC (the “Master LLC”), which has the same investment objective and strategies as the Fund. As of December 31, 2017, the value of the investment and the percentage owned by the Fund of the Master LLC was $561,434,621 and 100.0%, respectively.

The Fund records its investment in the Master LLC at fair value. The Fund’s investment in the Master LLC is valued pursuant to the pricing policies approved by the Board of Directors of the Master LLC.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 Investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Master LLC’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

As of December 31, 2017, certain investments of the Fund were fair valued using net asset value per share or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

During the period ended December 31, 2017, there were no transfers between levels.

SCHEDULE OF INVESTMENTS	1

Schedule of Investments (unaudited) December 31, 2017	Master Advantage U.S. Market Fund LLC (Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks — 99.3%

Aerospace & Defense — 1.7%
Boeing Co.	2,908	$857,598
Cubic Corp.	3,718	219,176
Curtiss-Wright Corp.	888	108,203
HEICO Corp., Class A	13,185	1,042,274
Orbital ATK, Inc.	1,154	151,751
Raytheon Co.	35,479	6,664,730
Rockwell Collins, Inc.	3,268	443,206

		9,486,938
Air Freight & Logistics — 0.2%
Forward Air Corp.	21,035	1,208,250

Airlines — 0.2%
Hawaiian Holdings, Inc.	8,888	354,187
Southwest Airlines Co.	12,462	815,638

		1,169,825
Auto Components — 1.4%
BorgWarner, Inc.	20,084	1,026,092
Cooper-Standard Holdings, Inc. (a)	13,251	1,623,248
Gentherm, Inc. (a)	43,681	1,386,872
Lear Corp.	16,357	2,889,628
Tenneco, Inc.	14,511	849,474

		7,775,314
Banks — 7.0%
Bank of America Corp.	402,190	11,872,649
Banner Corp.	92,635	5,106,041
Cadence Bancorp (a)	8,535	231,469
Citigroup, Inc.	67,377	5,013,523
Citizens Financial Group, Inc.	19,847	833,177
First Horizon National Corp.	310,058	6,198,059
First Republic Bank	51,012	4,419,680
Green Bancorp, Inc. (a)	75,025	1,523,008
JPMorgan Chase & Co.	13,709	1,466,040
South State Corp.	4,436	386,597
Wintrust Financial Corp.	29,283	2,412,041

		39,462,284
Beverages — 0.3%
Coca-Cola European Partners PLC	42,462	1,692,111

Biotechnology — 4.1%
AbbVie, Inc.	94,954	9,183,001
Alexion Pharmaceuticals, Inc. (a)	45,492	5,440,388
Celgene Corp. (a)	8,606	898,122
Gilead Sciences, Inc.	86,897	6,225,301
Myriad Genetics, Inc. (a)	37,782	1,297,623

		23,044,435
Building Products — 0.2%
Trex Co., Inc. (a)	4,907	531,870
Universal Forest Products, Inc.	19,551	735,509

		1,267,379
Capital Markets — 2.6%
BGC Partners, Inc., Class A	77,375	1,169,136
CME Group, Inc.	3,783	552,507
Evercore, Inc., Class A	2,163	194,670
Houlihan Lokey, Inc.	6,236	283,302
Intercontinental Exchange, Inc.	97,748	6,897,099
Moelis & Co., Class A	20,135	976,548
OM Asset Management PLC	14,413	241,418
Piper Jaffray Cos.	1,228	105,915
S&P Global, Inc.	11,665	1,976,051
Virtus Investment Partners, Inc.	18,636	2,144,072

		14,540,718
Chemicals — 1.8%
AdvanSix, Inc. (a)	57,705	2,427,649

Security	Shares	Value
Chemicals (continued)
Air Products & Chemicals, Inc.	41,598	$6,825,400
Stepan Co.	5,308	419,173
Trinseo,SA	4,669	338,969

		10,011,191
Commercial Services & Supplies — 0.8%
Brink’s Co.	7,506	590,722
Waste Management, Inc.	48,128	4,153,446

		4,744,168
Communications Equipment — 0.6%
Ciena Corp. (a)	150,490	3,149,756
Palo Alto Networks, Inc. (a)	2,035	294,953

		3,444,709
Construction & Engineering — 0.1%
Comfort Systems U.S.A., Inc.	6,968	304,153

Consumer Finance — 0.6%
Green Dot Corp., Class A (a)	56,899	3,428,734

Diversified Consumer Services — 0.4%
Grand Canyon Education, Inc. (a)	13,127	1,175,260
H&R Block, Inc.	32,242	845,385

		2,020,645
Diversified Financial Services — 0.6%
Berkshire Hathaway, Inc., Class B (a)	16,396	3,250,015

Diversified Telecommunication Services — 1.3%
Cogent Communications Holdings, Inc.	6,842	309,943
Verizon Communications, Inc.	123,325	6,527,592
Zayo Group Holdings, Inc. (a)	17,034	626,851

		7,464,386
Electric Utilities — 2.0%
IDACORP, Inc.	68,066	6,218,510
Portland General Electric Co.	40,993	1,868,461
PPL Corp.	106,038	3,281,876
Westar Energy, Inc.	2,160	114,048

		11,482,895
Electronic Equipment, Instruments & Components — 0.8%
FARO Technologies, Inc. (a)	30,182	1,418,554
MTS Systems Corp.	2,085	111,965
SYNNEX Corp.	22,179	3,015,235

		4,545,754
Energy Equipment & Services — 0.8%
Halliburton Co.	12,907	630,765
McDermott International, Inc. (a)(b)	135,341	890,544
Newpark Resources, Inc. (a)	235,283	2,023,434
ProPetro Holding Corp. (a)	53,882	1,086,261

		4,631,004
Equity Real Estate Investment Trusts (REITs) — 3.0%
Alexandria Real Estate Equities, Inc.	32,239	4,210,091
CoreSite Realty Corp.	5,836	664,720
DCT Industrial Trust, Inc.	32,085	1,885,956
First Industrial Realty Trust, Inc.	103,469	3,256,169
Ryman Hospitality Properties, Inc.	7,510	518,340
Simon Property Group, Inc.	35,690	6,129,401

		16,664,677
Food & Staples Retailing — 2.1%
Performance Food Group Co. (a)	75,023	2,483,261
Wal-Mart Stores, Inc.	91,303	9,016,171

		11,499,432
Food Products — 1.7%
Hershey Co.	11,316	1,284,479
Kellogg Co.	64,634	4,393,819

SCHEDULE OF INVESTMENTS	1

Schedule of Investments (unaudited) (continued) December 31, 2017	Master Advantage U.S. Market Fund LLC (Percentages shown are based on Net Assets)

Security	Shares	Value
Food Products (continued)
Tyson Foods, Inc., Class A	47,566	$3,856,176

		9,534,474
Gas Utilities — 0.1%
UGI Corp.	16,633	780,919

Health Care Equipment & Supplies — 1.9%
Accuray, Inc. (a)(b)	273,084	1,174,261
Danaher Corp.	76,697	7,119,016
Masimo Corp. (a)	13,179	1,117,579
Medtronic PLC	16,574	1,338,351

		10,749,207
Health Care Providers & Services — 2.1%
Aetna, Inc.	5,369	968,514
AmerisourceBergen Corp.	3,197	293,549
McKesson Corp.	4,271	666,062
UnitedHealth Group, Inc.	15,434	3,402,580
WellCare Health Plans, Inc. (a)	31,521	6,339,188

		11,669,893
Hotels, Restaurants & Leisure — 2.6%
Bloomin’ Brands, Inc.	8,467	180,686
Carnival Corp.	25,267	1,676,971
Marriott International, Inc., Class A	15,247	2,069,475
McDonald’s Corp.	51,945	8,940,773
Papa John’s International, Inc.	8,204	460,326
Texas Roadhouse, Inc.	19,863	1,046,383

		14,374,614
Household Durables — 0.1%
Whirlpool Corp.	4,602	776,081

Household Products — 0.9%
Colgate-Palmolive Co.	63,335	4,778,626

Independent Power and Renewable Electricity Producers — 0.0%
NRG Yield, Inc., Class A	9,120	171,912

Industrial Conglomerates — 1.8%
3M Co.	37,774	8,890,866
General Electric Co.	47,367	826,554
Honeywell International, Inc.	2,861	438,763

		10,156,183
Insurance — 4.3%
Allstate Corp.	46,099	4,827,026
American Equity Investment Life Holding Co.	146,339	4,496,997
Athene Holding Ltd., Class A (a)	21,301	1,101,475
Employers Holdings, Inc.	54,327	2,412,119
First American Financial Corp.	2,162	121,159
Hartford Financial Services Group, Inc.	87,011	4,896,979
Heritage Insurance Holdings, Inc.	63,007	1,135,386
Horace Mann Educators Corp.	41,827	1,844,571
Reinsurance Group of America, Inc.	1,289	200,994
Selective Insurance Group, Inc.	50,104	2,941,105

		23,977,811
Internet & Direct Marketing Retail — 1.4%
Amazon.com, Inc. (a)	6,634	7,758,264
Priceline Group, Inc. (a)	190	330,171

		8,088,435
Internet Software & Services — 3.8%
Alphabet, Inc., Class A (a)	4,424	4,660,242
Alphabet, Inc., Class C (a)	492	514,829
Facebook, Inc., Class A (a)	82,096	14,486,660
Yelp, Inc. (a)	36,956	1,550,674

		21,212,405
IT Services — 5.2%
CACI International, Inc., Class A (a)	14,697	1,945,148
EPAM Systems, Inc. (a)	23,572	2,532,340

Security	Shares	Value
IT Services (continued)
Fidelity National Information Services, Inc.	44,941	$4,228,499
International Business Machines Corp.	26,826	4,115,645
Mastercard, Inc., Class A	59,589	9,019,391
Visa, Inc., Class A	63,436	7,232,973

		29,073,996
Machinery — 3.0%
Alamo Group, Inc.	3,956	446,514
Albany International Corp., Class A	2,374	145,882
Franklin Electric Co., Inc.	36,788	1,688,569
Illinois Tool Works, Inc.	15,536	2,592,182
Kadant, Inc.	1,225	122,990
PACCAR, Inc.	74,798	5,316,642
Rexnord Corp. (a)	158,393	4,121,386
SPX Corp. (a)	34	1,067
Stanley Black & Decker, Inc.	312	52,943
Watts Water Technologies, Inc., Class A	4,665	354,307
Xylem, Inc.	25,816	1,760,651

		16,603,133
Marine — 0.1%
Scorpio Bulkers, Inc.	53,236	393,946

Media — 2.7%
Comcast Corp., Class A	73,782	2,954,969
Entravision Communications Corp., Class A	34,228	244,730
John Wiley & Sons, Inc., Class A	10,989	722,527
Lions Gate Entertainment Corp., Class A (a)	3,633	122,832
Time Warner, Inc.	15,633	1,429,951
Walt Disney Co.	87,800	9,439,378

		14,914,387
Metals & Mining — 2.1%
Materion Corp.	101,612	4,938,343
Newmont Mining Corp.	110,048	4,129,001
TimkenSteel Corp. (a)	174,901	2,656,746

		11,724,090
Multiline Retail — 0.4%
Target Corp.	37,613	2,454,248

Multi-Utilities — 1.2%
Avista Corp.	66,023	3,399,524
CMS Energy Corp.	65,181	3,083,061
Vectren Corp.	1,194	77,634

		6,560,219
Oil, Gas & Consumable Fuels — 4.4%
ConocoPhillips	134,570	7,386,547
CONSOL Energy, Inc. (a)	35,882	1,417,698
Denbury Resources, Inc. (a)	865,539	1,912,841
Eclipse Resources Corp. (a)	294,598	707,035
Exxon Mobil Corp.	12,377	1,035,212
Marathon Petroleum Corp.	19,722	1,301,258
Occidental Petroleum Corp.	88,570	6,524,066
Peabody Energy Corp. (a)	50,751	1,998,067
SRC Energy, Inc. (a)	63,393	540,742
Williams Cos., Inc.	61,795	1,884,130

		24,707,596
Paper & Forest Products — 0.0%
Boise Cascade Co. (b)	4,865	194,114

Personal Products — 1.2%
Estee Lauder Cos., Inc., Class A	51,755	6,585,306
Herbalife Ltd. (a)	1,374	93,047
Medifast, Inc.	2,982	208,173

		6,886,526
Pharmaceuticals — 5.6%
Bristol-Myers Squibb Co.	127,523	7,814,609
Catalent, Inc. (a)	44,142	1,813,353

2	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) December 31, 2017	Master Advantage U.S. Market Fund LLC (Percentages shown are based on Net Assets)

Security	Shares	Value
Pharmaceuticals (continued)
Johnson & Johnson	97,495	$13,622,001
Merck & Co., Inc.	47,355	2,664,666
Zoetis, Inc.	73,456	5,291,770

		31,206,399
Professional Services — 0.1%
Mistras Group, Inc. (a)	31,932	749,444

Real Estate Management & Development — 1.0%
CBRE Group, Inc., Class A (a)	1,734	75,100
Marcus & Millichap, Inc. (a)	166,136	5,417,695

		5,492,795
Road & Rail — 1.5%
Norfolk Southern Corp.	43,023	6,234,033
Union Pacific Corp.	17,354	2,327,171

		8,561,204
Semiconductors & Semiconductor Equipment — 3.0%
Integrated Device Technology, Inc. (a)(b)	5,078	150,969
Intel Corp.	73,893	3,410,901
Microsemi Corp. (a)	92,586	4,782,067
Texas Instruments, Inc.	79,055	8,256,504

		16,600,441
Software — 5.0%
Activision Blizzard, Inc.	35,445	2,244,377
Adobe Systems, Inc. (a)	412	72,199
Bottomline Technologies, Inc. (a)	89,246	3,095,051
Intuit, Inc.	10,127	1,597,838
Microsoft Corp.	80,002	6,843,371
Oracle Corp.	188,280	8,901,878
RingCentral, Inc., Class A (a)	19,200	929,280
TiVo Corp.	39,245	612,222
Varonis Systems, Inc. (a)	4,750	230,613
Verint Systems, Inc. (a)	65,430	2,738,246
Zendesk, Inc. (a)	27,716	937,909

		28,202,984
Specialty Retail — 2.2%
Hibbett Sports, Inc. (a)	32,663	666,325
Lowe’s Cos., Inc.	83,570	7,766,996
Penske Automotive Group, Inc.	51,907	2,483,750
Tiffany & Co.	14,289	1,485,342

		12,402,413
Technology Hardware, Storage & Peripherals — 3.8%
Apple Inc.	120,395	20,374,446

Security	Shares	Value
Technology Hardware, Storage & Peripherals (continued)
Pure Storage, Inc., Class A (a)	67,390	$1,068,805

		21,443,251
Textiles, Apparel & Luxury Goods — 0.9%
NIKE, Inc., Class B	951	59,485
Oxford Industries, Inc.	19,133	1,438,610
Skechers U.S.A., Inc., Class A (a)	88,162	3,336,050

		4,834,145
Thrifts & Mortgage Finance — 0.0%
Essent Group Ltd. (a)	1,628	70,688
TFS Financial Corp.	6,627	99,007

		169,695
Tobacco — 1.4%
Altria Group, Inc.	108,816	7,770,551

Trading Companies & Distributors — 1.1%
Applied Industrial Technologies, Inc.	54,155	3,687,956
Kaman Corp.	43,661	2,569,013

		6,256,969
Wireless Telecommunication Services — 0.1%
Sprint Corp. (a)	28,955	170,545
T-Mobile U.S., Inc. (a)	2,288	145,311

		315,856
Total Long-Term Investments — 99.3% (Cost: $532,144,676)		556,927,979

Security	Shares	Value
Short-Term Securities — 0.4%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 1.17% (c)(e)	1,781,844	1,781,844

SL Liquidity Series, LLC, Money Market Series, 1.53% (c)(d)(e)	521,134	521,082

Total Short-Term Investments — 0.4% (Cost: $2,302,926)		2,302,926

Total Investments — 99.7% (Cost: $534,447,602)		559,230,905
Other Assets Less Liabilities — 0.3%		1,782,589

Net Assets — 100.0%		$561,013,494

Notes to Schedule of Investments

(a)	Non-income producing security.
(b)	Security, or a portion of the security, is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	Security was purchased with the cash collateral from loaned securities.
(e)	During the period ended December 31, 2017, investments in issuers considered to be affiliates of the Master LLC for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 03/31/17	Net Activity	Shares Held at 12/31/17	Value at 12/31/17	Income		Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	2,461,963	(680,119)	1,781,844	$1,781,844	$ 19,247		$ 28	$ —
SL Liquidity Series, LLC, Money Market Series	41,390,199	(40,869,065)	521,134	521,082	209,388	(b)	(8,594)	(3,004)
Total				$2,302,926	$228,635		$(8,566)	$(3,004)

(a)	Includes net capital gain distributions.
(b)	Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

SCHEDULE OF INVESTMENTS	3

Schedule of Investments (unaudited) (continued) December 31, 2017	Master Advantage U.S. Market Fund LLC

For Master LLC compliance purposes, the Master LLC’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
E-Mini S&P 500 Index	35	March 2018	$4,683	$2,373

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Master LLC has the ability to access

•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master LLC’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 Investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Master LLC’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master LLC’s policy regarding valuation of investments and derivative financial instruments, refer to the Master LLC’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Master LLC’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Long-Term Investments(a):
Common Stocks	$556,927,979	$—	$—	$556,927,979
Short-Term Securities	1,781,844	—	—	1,781,844

Subtotal	$558,709,823	$—	$—	$558,709,823

Investments Valued at NAV(b)				521,082

Total Investments				$559,230,905

Derivative Financial Instruments(c)
Assets:
Equity contracts	$2,373	$—	$—	$2,373

(a)	See above Schedule of Investments for values in each industry.
(b)	As of December 31, 2017, certain investments of the Master LLC were fair valued using net asset value per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(c)	Derivative financial instruments are futures contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

During the period ended December 31, 2017, there were no transfers between levels.

4	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Item 2 – Controls and Procedures

2(a) –	The registrants’ principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrants’ disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrants’ internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrants’ last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrants’ internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, each registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Advantage U.S. Total Market Fund, Inc. (Formerly BlackRock Value Opportunities Fund, Inc.) and Master Advantage U.S. Total Market LLC (Formerly Master Value Opportunities LLC)

By:	/s/ John M. Perlowski
John M. Perlowski

Chief Executive Officer (principal executive officer) of

BlackRock Advantage U.S. Total Market Fund, Inc. (Formerly BlackRock Value Opportunities Fund, Inc.) and Master Advantage U.S. Total Market LLC (Formerly Master Value Opportunities LLC)

Date:	February 22, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of each registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski

Chief Executive Officer (principal executive officer) of

BlackRock Advantage U.S. Total Market Fund, Inc. (Formerly BlackRock Value Opportunities Fund, Inc.) and Master Advantage U.S. Total Market LLC (Formerly Master Value Opportunities LLC)

Date:	February 22, 2018

By:	/s/ Neal J. Andrews
Neal J. Andrews

Chief Financial Officer (principal financial officer) of

BlackRock Advantage U.S. Total Market Fund, Inc. (Formerly BlackRock Value Opportunities Fund, Inc.) and Master Advantage U.S. Total Market LLC (Formerly Master Value Opportunities LLC)

Date:	February 22, 2018